Short-term debt	6 Months Ended
Jun. 30, 2026
Short-term debt
Short-term debt

7.    Short-term debt

At June 30, 2026 and December 31, 2025, short-term debt consisted of the following:

Short-term debt

in € K

	June 30,	December 31,
	2026	2025

Commercial paper program	293,557	—
Borrowings under lines of credit	170,901	16,852
Other	190	163
Short-term debt	464,648	17,015

The Company and certain consolidated entities operate a multi-currency notional cash pooling management system. In this cash pooling management system, amounts in euro and other currencies are offset without being transferred to a specific cash pool account. The system is used for an efficient utilization of funds within the Company. The Company met the conditions to offset balances within this cash pool for reporting purposes. At June 30, 2026 and December 31, 2025, cash and borrowings under lines of credit in the amount of €284,928 and €262,385, respectively, were offset under this cash pooling management system. Before this offset, cash and cash equivalents as of June 30, 2026 was €1,346,179 (December 31, 2025: €1,861,498) and short-term debt was €749,576 (December 31, 2025: €279,400).

Commercial paper program

The Company maintains a commercial paper program under which short-term notes of up to €1,500,000 can be issued. As of June 30, 2026, the outstanding commercial paper amounted to €294,000. As of December 31, 2025, the Company did not utilize the commercial paper program.